Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

Goodwill allocated to reportable segments as of December 31, 2018 and 2017 and changes in the carrying amount of goodwill during the years ended December 31, 2018 and 2017 are as follows:

	Automotive and Discrete Group (ADG)	Microcontrollers and Digital ICs Group (MDG)	Analog, MEMS & Sensors Group (AMS)	Others	Total
December 31, 2016	—	114	2	—	116
Foreign currency translation	—	7	—	—	7

December 31, 2017	—	121	2	—	123

Foreign currency translation	—	(2)	—	—	(2)

December 31, 2018	—	119	2	—	121